Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
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Statement of Compliance
A.  Statement of Compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

Basis of Presentation
B.  Basis of Presentation
These consolidated financial statements have been prepared on a historical cost basis except for certain financial instruments, which are measured at fair value or amortized cost.
The consolidated financial statements are presented in United States dollars, and all values are rounded to the nearest thousand except as otherwise indicated.

Principles of Consolidation
C.  Principles of Consolidation
These consolidated financial statements include the accounts of the Company and its subsidiaries (all wholly owned), Sandstorm Gold (Canada) Ltd., Bridgeport Gold Inc., Inversiones Mineras Australes Holdings (BVI) Inc., Inversiones Mineras Australes S.A., Premier Royalty U.S.A. Inc., SA Targeted Investing Corp., Sandstorm Metals & Energy (Canada) Holdings Ltd., Sandstorm Metals & Energy (Canada) Ltd., Sandstorm Metals & Energy (US) Inc., Mariana Resources Limited and Mariana Turkey Limited. Subsidiaries are fully consolidated from the date the Company obtains control and continue to be consolidated until the date that control ceases. Control is achieved when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
All intercompany balances, transactions, revenues and expenses have been eliminated on consolidation.

Business Combinations
D.  Business Combinations
On the acquisition of a business, the acquisition method of accounting is used, whereby the purchase consideration is allocated to the identifiable assets and liabilities on the basis of fair value at the date of acquisition. Provisional fair values allocated at a reporting date are finalized as soon as the relevant information is available, within a period not to exceed twelve months from the acquisition date with retrospective restatement of the impact of adjustments to those provisional fair values effective as at the acquisition date. Incremental costs related to acquisitions are expensed as incurred.
When the amount of purchase consideration is contingent on future events, the initial cost of the acquisition recorded includes an estimate of the fair value of the contingent amounts expected to be payable in the future. When the fair value of contingent consideration as at the date of acquisition is finalized before the purchase price allocation is finalized, the adjustment is allocated to the identifiable assets and liabilities acquired. Subsequent changes to the estimated fair value of contingent consideration are recorded in the Consolidated Statements of Income (Loss).
When the cost of the acquisition exceeds the fair values of the identifiable net assets acquired, the difference is recorded as goodwill. If the fair value attributable to the Company’s share of the identifiable net assets exceeds the cost of acquisition, the difference is recognized as a gain in the Consolidated Statements of Income (Loss).
Non-controlling
interests represent the fair value of net assets in subsidiaries, as at the date of acquisition, which are not held by the Company and are presented in the equity section of the Consolidated Statements of Financial Position.

Investment in Associate
E.  Investment in Associate
An associate is an entity over which the Company has significant influence and is neither a subsidiary nor a joint arrangement. The Company has significant influence when it has the power to participate in the financial and operating policy decisions of the associate but does not have control or joint control over those policies. The Hod Maden interest on the Company’s Consolidated Statements of Financial Position represents an investment in an associate.

The Company accounts for its investment in an associate using the equity method. Under the equity method, the Company’s investment in an associate is initially recognized at cost when acquired and subsequently increased or decreased to recognize the Company’s share of net income and losses of the associate, after any adjustments necessary to give effect to uniform accounting policies, any other movement in the associate’s reserves, and for impairment losses after the initial recognition date. The Company’s share of income and losses of the associate is recognized in net income during the period. Dividends received from the associate are accounted for as a reduction in the carrying amount of the Company’s investment.

Goodwill
F.  Goodwill
The Company allocates goodwill arising from business combinations to each cash-generating unit or group of cash-generating units that are expected to receive the benefits from the business combination. Irrespective of any indication of impairment, the recoverable amount of the cash-generating unit or group of cash-generating units to which goodwill has been allocated is tested annually for impairment and when there is an indication that the goodwill may be impaired. Any impairment is recognized as an expense immediately. Any impairment of goodwill is not subsequently reversed.

Mineral, Royalty and Other Interests
G.  Mineral, Royalty and Other Interests
Mineral, royalty and other interests consist of acquired royalty interests and stream metal purchase agreements. These interests are recorded at cost and capitalized as tangible assets with finite lives. They are subsequently measured at cost less accumulated depletion and accumulated impairment losses, if any. Project evaluation costs that are not related to a specific agreement are expensed in the period incurred.
Producing mineral, royalty and other interests are depleted using the units-of-production
method over the life of the property to which the interest relates, which is estimated using available information of proven and probable reserves and the portion of resources expected to be classified as mineral reserves at the mine corresponding to the specific agreement.
On acquisition of a mineral, royalty or other interest, an allocation of its cost is attributed to the exploration potential of the interest and is recorded as an asset on the acquisition date. The value of the exploration potential is accounted for in accordance with IFRS 6, Exploration and Evaluation of Mineral Resources and is not depleted until such time as the technical feasibility and commercial viability have been established at which point the value of the asset is accounted for in accordance with IAS 16, Property, Plant and Equipment.

Impairment of Mineral, Royalty and Other Interests
H.  Impairment of Mineral, Royalty and Other Interests
Evaluation of the carrying values of each mineral property is undertaken when events or changes in circumstances indicate that the carrying values may not be recoverable and at each reporting period. If any indication of impairment exists, the recoverable amount is estimated to determine the extent of any impairment loss. The recoverable amount is the higher of the fair value less costs of disposal and value in use.

Fair value is the price that would be received from selling an asset in an orderly transaction between market participants at the measurement date. Costs of disposal are incremental costs directly attributable to the disposal of an asset. Fair value less costs of disposal is usually estimated using a discounted cash flow approach. Estimated future cash flows are calculated using estimated production, sales prices, and a discount rate. Estimated production is determined using current reserves and the portion of resources expected to be classified as mineral reserves as well as exploration potential expected to be converted into resources. Estimated sales prices are determined by reference to an average of long-term metal price forecasts by analysts and management’s expectations. The discount rate is estimated using an average discount rate incorporating analyst views to value precious metal royalty companies. Value in use is determined as the future value of present cash flows expected to be derived from continuing use of an asset in its present form for those assets where value in use exceeds fair value less costs of disposal. If it is determined that the recoverable amount is less than the carrying value, then an impairment is recognized within net income (loss) immediately.
An assessment is made at each reporting period if there is any indication that a previous impairment loss may no longer exist or has decreased. If indications are present, the carrying amount of the mineral interest is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount net of depletion that would have been determined had no impairment loss been recognized for the mineral interest in previous periods.

Exploration Assets
I.  Exploration Assets
All costs incurred prior to obtaining the legal right to undertake exploration and evaluation activities on a project are expensed in the period incurred. Exploration and evaluation costs arising following the acquisition of an exploration license are capitalized on a project-by-project
basis. Costs incurred include appropriate technical and administrative overheads. Exploration assets are carried at historical cost less any impairment losses recognized. Exploration and evaluation activity includes geological and geophysical studies, exploratory drilling and sampling and resource development.
Upon demonstration of the technical and commercial feasibility of a project and a development decision, any past exploration and evaluation costs related to that project are subject to an impairment test and are reclassified in accordance with IAS 16, Property Plant and Equipment.
Management assesses exploration assets for impairment at each reporting period or when facts and circumstances suggest that the carrying value of capitalized exploration costs may not be recoverable.

Revenue Recognition
J.  Revenue Recognition
Revenue is comprised of revenue earned in the period from contracts with customers under each of its royalty and mineral stream interests. The Company has determined that each unit of a commodity that is delivered to a customer under a royalty and mineral stream interest arrangement is a performance obligation for the delivery of a good that is separate from each other unit of the commodity to be delivered under the same arrangement. In accordance with IFRS 15, the Company recognizes revenue to depict the transfer of the relevant commodity to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those commodities.
For Stream agreements, revenue recognition occurs when the relevant commodity received from the stream operator is transferred by the Company to its third-party customers.

For royalty interests, revenue recognition occurs when the relevant commodity is transferred to the end customer by the operator of the royalty property. Revenue is measured at the fair value of the consideration received or receivable when management can reliably estimate the amount, pursuant to the terms of the royalty agreement. In some instances, the Company will not have access to sufficient information to make a reasonable estimate of consideration to which it expects to be entitled and, accordingly, revenue recognition is deferred until management can make a reasonable estimate. Differences between estimates and actual amounts are adjusted and recorded in the period that the actual amounts are known.

Foreign Currency Translation
K.  Foreign Currency Translation
The functional currency of the Company and its subsidiaries is the principal currency of the economic environment in which they operate. For the Company and its subsidiaries Sandstorm Gold (Canada) Ltd., Bridgeport Gold Inc., Inversiones Mineras Australes S.A., Inversiones Mineras Australes Holdings (BVI) Inc., Premier Royalty U.S.A. Inc., SA Targeted Investing Corp., Sandstorm Metals & Energy (Canada) Holdings Ltd., Sandstorm Metals & Energy (Canada) Ltd., Sandstorm Metals & Energy (US) Inc., Mariana Resources Limited and Mariana Turkey Limited the functional currency is the U.S. dollar.
The functional currency of the Company’s Hod Maden interest in associate is the Turkish Lira. To translate the Hod Maden interest to the presentation currency of the U.S. dollar, all assets and liabilities are translated using the exchange rate as of the reporting date and all income and expenses are translated using the average exchange rates during the period. All resulting exchange differences are recognized in other comprehensive income (loss).
Transactions in foreign currencies are initially recorded in the entity’s functional currency as the rate on the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated using the closing rate as at the reporting date.

Financial Instruments
L.  Financial Instruments
The Company’s financial instruments consist of cash and cash equivalents, trade receivables and other, short and long-term investments, loans receivable which are included in other current assets, trade and other payables and bank debt. All financial instruments are initially recorded at fair value and designated as follows:
Cash and cash equivalents, trade receivables and other, and loans receivable which are included in other current assets are classified as financial assets at amortized cost and trade and other payables and bank debt are classified as financial liabilities at amortized cost. Both financial assets at amortized cost and financial liabilities at amortized cost are measured at amortized cost using the effective interest method.
The company’s financial assets which are subject to credit risk include cash and cash equivalents, trade receivables and other and loans receivable which are included in other current assets. Application of the expected credit loss model at the date of adoption did not have a significant impact on the Company’s financial assets because the Company determined that the expected credit losses on its financial assets were nominal. There were no impairment losses recognized on financial assets during the years ended December 31, 2019 and December 31, 2018.

Investments in common shares are held for long-term strategic purposes and not for trading. The Company has made an irrevocable election to designate all these investments as fair value through other comprehensive income (“FVTOCI”) in order to provide a more meaningful presentation based on management’s intention, rather than reflecting changes in fair value in net income. Such investments are measured at fair value at the end of each reporting period, with any gains or losses arising on re-measurement
recognized as a component of other comprehensive income under the classification of gain (loss) on revaluation of investments. Cumulative gains and losses are not subsequently reclassified to profit or loss.
Investments in warrants and convertible debt instruments are classified as fair value through profit or loss (“FVTPL”). These warrants and convertible debt instruments are measured at fair value at the end of each reporting period, with any gains or losses arising on re-measurement
recognized as a component of net income (loss) under the classification of gain (loss) on revaluation of investments.
Transaction costs on initial recognition of financial instruments classified as FVTPL are expensed as incurred. Transaction costs incurred on initial recognition of financial instruments classified as loans and receivables, FVTOCI and other financial liabilities are recognized at their fair value amount and offset against the related loans and receivables or capitalized when appropriate.
Financial assets are derecognized when the contractual rights to the cash flows from the asset expire. Financial liabilities are derecognized only when the Company’s obligations are discharged, cancelled or they expire. On derecognition, the difference between the carrying amount (measured at the date of derecognition) and the consideration received (including any new asset obtained less any new liability obtained) is recognized in profit or loss.

Inventory
M.  Inventory
When refined gold or the applicable commodity, under the Stream agreement, is delivered to the Company, it is recorded as inventory. The amount recognized as inventory includes both the cash payment and the related depletion associated with the related mineral interest.

Cash and Cash Equivalents
N.  Cash and Cash Equivalents
Cash and cash equivalents include cash on account, demand deposits and money market investments with maturities from the date of acquisition of three months or less, which are readily convertible to known amounts of cash and are subject to insignificant changes in value.

Income Taxes
O.  Income Taxes
Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used are those that are substantively enacted at the reporting date.

Deferred income taxes are provided using the liability method on temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for accounting. The change in the net deferred income tax asset or liability is included in income except for deferred income tax relating to equity items which is recognized directly in equity, and relating to investments in common shares designed as FVTOCI which is recognized in other comprehensive income. The income tax effects of differences in the periods when revenue and expenses are recognized in accordance with Company accounting practices, and the periods they are recognized for income tax purposes are reflected as deferred income tax assets or liabilities. Deferred income tax assets and liabilities are measured using the substantively enacted statutory income tax rates which are expected to apply to taxable income in the years in which the assets are realized or the liabilities settled. A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available for utilization.
Deferred income tax assets and liabilities are offset only if a legally enforceable right exists to offset current tax assets against liabilities and the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority on the same taxable entity and are intended to be settled on a net basis.
The determination of current and deferred taxes requires interpretations of tax legislation, estimates of expected timing of reversal of deferred tax assets and liabilities, and estimates of future earnings.

Share Capital and Share Purchase Warrants
P.  Share Capital and Share Purchase Warrants
The proceeds from the issue of units are allocated between common shares and share purchase warrants (with an exercise price denominated in U.S. dollars) on a pro-rata
basis based on relative fair values at the date of issuance. The fair value of common shares is based on the market closing price on the date the units are issued and the fair value of share purchase warrants is determined using the quoted market price or if the warrants are not traded, using the Black-Scholes Model (“BSM”) as of the date of issuance. Equity instruments issued to agents as financing costs are measured at their fair value at the date the services were provided. Upon exercise, the original consideration is reallocated from share purchase warrants reserve to issued share capital along with the associated exercise price. Original consideration associated with expired share purchase warrants is reallocated to issued share capital.

Earnings Per Share
Q.  Earnings Per Share
Basic earnings per share is computed by dividing the net income available to common shareholders by the weighted average number of common shares issued and outstanding during the period. Diluted earnings per share is calculated assuming that outstanding share options and share purchase warrants, with an average market price that exceeds the average exercise prices of the options and warrants for the year, are exercised and the proceeds are used to repurchase shares of the Company at the average market price of the common shares for the year.

Share Based Payments
R.  Share Based Payments
The Company recognizes share based compensation expense for all share purchase options and restricted share rights (“RSRs”) awarded to employees, officers and directors based on the fair values of the share purchase options and RSRs at the date of grant. The fair values of share purchase options and RSRs at the date of grant are expensed over the vesting periods of the share purchase options and RSRs, respectively, with a corresponding increase to equity. The fair value of share purchase options is determined using the BSM with market related inputs as of the date of grant. Share purchase options with graded vesting schedules are accounted for as separate grants with different vesting periods and fair values. The fair value of RSRs is the market value of the underlying shares at the date of grant. At the end of each reporting period, the Company re-assesses
its estimates of the number of awards that are expected to vest and recognizes the impact of any revisions to this estimate in the Consolidated Statements of Income (Loss).
The BSM requires management to estimate the expected volatility and expected term of the equity instrument, the risk-free rate of return over the term, expected dividends, and the number of equity instruments expected to ultimately vest. The Company uses its competitors market data with respect to expected volatility and expected dividend yield to the extent these factors are indicative of the Company’s future expectations. The expected term is estimated using historical exercise data, and the number of equity instruments expected to vest is estimated using historical forfeiture data.

Related Party Transactions
S.  Related Party Transactions
Parties are considered related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered related if they are subject to common control or significant influence. A transaction is considered a related party transaction when there is a transfer of resources or obligations between related parties.

Segment Reporting
T.  Segment Reporting
An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses. The Company’s operating segments are components of the Company’s business for which discrete financial information is available and which are reviewed regularly by the Company’s Chief Executive Officer to make decisions about resources to be allocated to the segment and assess its performance.

Leases
U.  Leases
Upon lease commencement, the Company recognizes a
right-of-use
asset, which is initially measured at the amount of the lease liability plus any direct costs incurred, which is then amortized over the life of the lease on a straight-line basis. The lease liability is initially measured at the present value of the lease payments payable over the lease term, discounted at the rate implicit in the lease; if the implicit lease rate cannot be determined, the incremental borrowing rate is used. Payments against the lease are then offset against the lease liability. The lease liability and right-of-use
asset are subsequently
re-measured
to reflect changes to the terms of the lease. Assets and liabilities are recognized for all leases unless the lease term is twelve months or less or the underlying asset has a low value.